Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 177	$ 140
Provision for credit losses
Originations	9	9
Maturities	(12)	(9)
Changes in risk, parameters and exposures	6	8
Write-offs	(6)	(7)
Recoveries	2	2
Exchange rate and other	2
Balance at end of period	178	143
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	88	78
Provision for credit losses
Transfers to Stage 1	5	13
Transfers to Stage 2	(2)	(1)
Originations	9	9
Maturities	(5)	(6)
Changes in risk, parameters and exposures	(10)	(20)
Exchange rate and other	2	1
Balance at end of period	87	74
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	55	29
Provision for credit losses
Transfers to Stage 1	(5)	(13)
Transfers to Stage 2	2	1
Transfers to Stage 3	(1)	(1)
Maturities	(7)	(3)
Changes in risk, parameters and exposures	11	20
Exchange rate and other	1
Balance at end of period	56	33
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	34	33
Provision for credit losses
Transfers to Stage 3	1	1
Changes in risk, parameters and exposures	5	8
Write-offs	(6)	(7)
Recoveries	2	2
Exchange rate and other	(1)	(1)
Balance at end of period	$ 35	$ 36